New and Amended IFRS Standards That Are Effective For the Current Year	12 Months Ended
Dec. 31, 2022
New and amended IFRS Standards that are effective for the current year [Abstract]
New and amended IFRS Standards that are effective for the current year

Note 5. New and amended IFRS Standards that are effective for the current year

The Group adopted the following accounting standard amendments from January 1, 2022. The evaluation performed by management determined that these amendments did not result in a significant impact in relation to the Group as of December 31, 2022.

Reference to the Conceptual Framework – Amendments to IFRS 3 - Effective January 1, 2022

Minor amendments were made to IFRS 3 Business Combinations to update the references to the Conceptual Framework for Financial Reporting and add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets and IFRIC 21 Levies. The amendments also confirm that contingent assets should not be recognized at the acquisition date.

No business combinations were consummated for the year ended December 31, 2022 and therefore, this amendment has not impacted the Group.

Onerous Contracts – Cost of Fulfilling a Contract - Amendments to IAS 37 - Effective January 1, 2022

The amendment to IAS 37 clarifies that the direct costs of fulfilling a contract include both the incremental costs of fulfilling the contract and an allocation of other costs directly related to fulfilling contracts. Before recognizing a separate provision for an onerous contract, the entity recognizes any impairment loss that has occurred on assets used in fulfilling the contract.

Due to the nature of contractual arrangements with customers, this amendment has not impacted the Group.

Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16) - Effective January 1, 2022

The amendment to IAS 16 Property, Plant and Equipment (“PP&E”) prohibits an entity from deducting from the cost of an item of PP&E any proceeds received from selling items produced while the entity is preparing the asset for its intended use. It also clarifies that an entity is ‘testing whether the asset is functioning properly’ when it assesses the technical and physical performance of the asset. The financial performance of the asset is not relevant to this assessment.

Entities must disclose separately the amounts of proceeds and costs relating to items produced that are not an output of the entity’s ordinary activities.

The Group did not sell any items produced by PP&E while the entity was preparing such asset for its intended use and therefore, this amendment has not impacted the Group.

Annual Improvements to IFRS Standards 2018-2020 - Effective January 1, 2022

The following improvements were finalized in May 2020:

IFRS 9 Financial Instruments – clarifies which fees should be included in the 10% test for the derecognition of financial liabilities. No significant financial instruments were modified during the year ended December 31, 2022 and therefore, this improvement has not impacted the Group.

IFRS 16 Leases – amendment of illustrative example 13 to remove the illustration of payments from the lessor relating to leasehold improvements in order to remove any confusion about the treatment of lease incentives. No payments were received from lessors related to leasehold improvements during the year ended December 31, 2022 and therefore, this amendment has not impacted the Group.

The evaluation performed by Management determined that there was not significant impact in relation to the Group as of December 31, 2022.